2. Summary of Significant Accounting Policies: Investment in Joint Venture: Value of Hawkeye Investment in Joint Venture (Tables)	5 Months Ended
Sep. 30, 2018
Tables/Schedules
Value of Hawkeye Investment in Joint Venture

Value of Hawkeye Investment in Joint Venture

For the period of May 15, 2018 to June 30, 2018
Investment in Joint Venture as at May 15, 2018	$ -
Cash contributions to Joint Venture by Hawkeye	150,000
Company’s share of the Joint Venture net income for the period	-
Investment in Joint Venture value as at June 30, 2018	$ 150,000

For the three months ended September 30, 2018
Investment in Joint Venture as at June 30, 2018	$ 150,000
Cash contributions to Joint Venture by Hawkeye	200,000
Company’s share of the Joint Venture net income for the period	(123,508)
Investment in Joint Venture value as at September 30, 2018	$ 226,492